Joint Venture with China Mengniu Dairy Company - Additional Information (Detail)	6 Months Ended		0 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jan. 05, 2014 Zhengzhou [Member] USD ($)	Jan. 05, 2014 Zhengzhou [Member] CNY	Jun. 30, 2014 Zhengzhou [Member] USD ($)	Jun. 30, 2014 Zhengzhou [Member] USD ($)	Dec. 31, 2013 Zhengzhou [Member] USD ($)	Jan. 05, 2014 Zhengzhou [Member] USD ($)	Jan. 05, 2014 Zhengzhou [Member] CNY
Schedule of Equity Method Investments [Line Items]
Company's stake in the joint venture								49.00%	49.00%
Partner's stake in the joint venture								51.00%	51.00%
Purchase price			$ 80,900,000	504,000,000
Equity of joint venture								60,300,000	376,700,000
Cash contribution to the joint venture	47,285,000					47,300,000
Due diligence, investment advisors and regulatory matters expenses					$ 0	$ 300,000	$ 5,000,000